Related-Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Apr. 27, 2017	Dec. 31, 2017	Dec. 31, 2016
Disclosure of related party [Line Items]
Compensation received		$ 5,500	$ 5,500
Board Of Directors and Executive Committee [Member]
Disclosure of related party [Line Items]
Compensation received		24,300	22,200
Board members [member]
Disclosure of related party [Line Items]
Compensation received		94
Social security and related charges		113
Audit Committee members [member]
Disclosure of related party [Line Items]
Compensation of Audit committee as percentage of average executive officers compesation	10.00%
Petroleum and Alcohol Accounts [Member]
Disclosure of related party [Line Items]
Accounts receivables		$ 251,000	$ 268,000